CONCENTRATIONS OF RISKS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) item customer	Jun. 30, 2025 USD ($) item customer	Dec. 31, 2025 USD ($) item
CONCENTRATIONS OF RISKS
Credit term, extension	365 days
Accounts payable | $	$ 1,341,382		$ 1,805,042
Minimum
CONCENTRATIONS OF RISKS
Grant trade debtors a credit period (in days)	30 days	30 days
Maximum
CONCENTRATIONS OF RISKS
Grant trade debtors a credit period (in days)	180 days	180 days
Credit term, extension	365 days
Vendor concentration risk
CONCENTRATIONS OF RISKS
Accounts payable | $	$ 500,000	$ 800,000
Revenue | Customer concentration risk
CONCENTRATIONS OF RISKS
Number of customers accounted to company revenue | customer	2	2
Revenue | Customer one | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	28.20%	14.80%
Revenue | Customer two | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	25.40%	12.30%
Accounts receivable | Customer one | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	24.00%		26.00%
Purchase of inventory | Vendor concentration risk
CONCENTRATIONS OF RISKS
Number of vendors accounted for company purchase of inventories | item	2	3
Purchase of inventory | Vendor one | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	34.30%	26.60%
Purchase of inventory | Vendor two | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	26.40%	19.40%
Purchase of inventory | Vendor three | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk		16.70%
Accounts payable | Vendor concentration risk
CONCENTRATIONS OF RISKS
Number of vendors accounted for company purchase of inventories | item	2		1
Accounts payable | Vendor one | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	32.40%		54.10%
Accounts payable | Vendor two | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	11.90%